21. LICENSES AND CONCESSIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Licenses And Concessions Payable [Abstract]
Schedule of licenses and concessions payable
	2020	2019
Personal Mobile Services (SMP)		58,582
STFC concessions	43,415
Total	43,415	58,582
Current	43,415	58,582